Operating Segments - Schedule of Segment Performance (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Operating Segments [Line Items]
Interest income		$ 1,089,634	$ 1,370,929	$ 1,611,128
Foreign currency (loss) gain		1,834,551	(1,175,500)	1,359,857
Product manufacturing and operating costs (exclusive of depreciation presented separately)		(2,500,423)	(1,770,517)	(2,817,269)
Administrative and other expenses		(22,208,638)	(19,919,292)	(18,863,896)
Loss on equity investment securities at fair value through profit or loss			(15,308,187)
Depreciation and amortization expenses		(4,570,856)	(4,568,969)	(4,740,135)
Research and development costs		(5,670,587)	(4,849,571)	(5,750,574)
Share based compensation		1,142,636	(5,523,560)	(5,621,959)
Employee benefits expense		(24,027,480)	(23,632,917)	(20,339,880)
Borrowing costs		(11,946,441)	(3,566,998)	(2,864,102)
Impairment of property, plant and equipment		(7,349,147)
Loss on extinguishment of convertible notes		(32,940,662)
(Loss)/gain on fair value of derivative financial instruments		5,100,800	(4,536,546)	1,525,320
Operating Segments
Disclosure Of Operating Segments [Line Items]
Aggregated Segment net loss before tax		(56,096,838)	(41,746,386)	(35,924,854)
Interest income		1,089,634	1,370,930	1,611,128
Foreign currency (loss) gain		1,834,551
Other income			10,063	24,550
Other expense			1,175,499	1,359,866
Administrative and other expenses		(2,688,237)	(5,986,817)	(6,518,961)
Loss on equity investment securities at fair value through profit or loss			(15,308,187)	0
Share based compensation		1,142,636	(5,523,560)	(5,621,969)
Employee benefits expense		(16,685)	(52,223)	(1,922,438)
Borrowing costs		(10,124,844)	(1,776,230)	(980,852)
Loss on extinguishment of convertible notes		(32,940,662)
(Loss)/gain on fair value of derivative financial instruments		5,100,800	(4,536,546)	1,525,320
Total income		(92,699,645)	(74,724,455)	(46,448,210)
Operating Segments | Battery Materials
Disclosure Of Operating Segments [Line Items]
Other income		2,262,618	959,122	37,360
Administrative and other expenses		(16,844,785)	(11,679,814)	(9,658,074)
Depreciation and amortization expenses		(3,702,059)	(3,562,475)	(3,798,626)
Research and development costs		(5,285,027)	(4,127,248)	(5,458,721)
Employee benefits expense		(17,402,947)	(15,106,300)	(10,196,303)
Borrowing costs		(1,432,431)	(1,445,374)	(1,408,421)
Segment net profit (loss) before tax, Total		(42,404,631)	(34,962,089)	(30,482,785)
Total income		2,262,618	959,122	37,360
Operating Segments | Battery Technology
Disclosure Of Operating Segments [Line Items]
Segment revenue	[1]	5,617,119	5,854,424	8,054,529
Other income		1,467,231	1,933,064	1,936,862
Product manufacturing and operating costs (exclusive of depreciation presented separately)		(2,500,423)	(1,770,517)	(2,817,269)
Administrative and other expenses		(1,797,580)	(2,252,663)	(2,686,861)
Depreciation and amortization expenses		(868,797)	(1,006,494)	(941,509)
Research and development costs		(385,560)	(722,322)	(291,853)
Employee benefits expense		(6,607,848)	(8,474,395)	(8,221,139)
Borrowing costs		(389,166)	(345,394)	(474,829)
Impairment of property, plant and equipment		(7,349,147)
Segment net profit (loss) before tax, Total		(12,814,171)	(6,784,297)	(5,442,069)
Total income		7,084,350	$ 7,787,488	$ 9,991,391
Operating Segments | Graphite Exploration
Disclosure Of Operating Segments [Line Items]
Loss on disposal of asset		878,036
Segment net profit (loss) before tax, Total		$ (878,036)

[1]	See Note 3 - Revenue, for segment revenue by product line for the year ended December 31, 2025, 2024 and 2023.